Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Nov. 08, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	Fibrocell Science, Inc.	Fibrocell Science, Inc.
Entity Central Index Key	0000357097	0000357097
Document Type	Other	Other
Document Period End Date	Sep. 30, 2011	Dec. 31, 2010
Amendment Flag	false	false
Document Fiscal Year Focus	2011	2010
Document Fiscal Period Focus	Q3	FY
Current Fiscal Year End Date	--12-31	--12-31
Entity Well-known Seasoned Issuer	No	No
Entity Voluntary Filers	No	No
Entity Current Reporting Status	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Public Float				$ 15.3
Entity Common Stock, Shares Outstanding			95,548,253	19,168,831